STOCKHOLDERS' DEFICIT (Details Textual) - Non Public Offering [Member] - USD ($)	2 Months Ended	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Aug. 31, 2016	Aug. 06, 2016
Stock Issued During Period, Shares, New Issues	1,300,000
Proceeds from Issuance or Sale of Equity	$ 130,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				130,000
Warrants Not Settleable in Cash, Fair Value Disclosure				$ 8,197
Maximum Number of Shares to be Issued			10,000,000
Shares Issued, Price Per Share			$ 0.10
Class of warrant or Right, Conversion Ratio		one warrant to purchase another share of common stock at $0.10 per share for each ten shares purchased in the offering.
Creative Medical Health [Member]
Proceeds from Issuance or Sale of Equity	$ 30,000